Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Fair Value Measurements
Summary of the fair value of financial instruments

	March 31, 2023
(Thousands)	Level 1	Level 2	Level 3	Total
Assets:
Green coffee associated with forward contracts	$—	$34,318	$—	$34,318
Forward purchase and sales contracts	—	13,390	—	13,390
Total	$—	$47,708	$—	$47,708

Liabilities:
Coffee futures contracts	$302	$—	$—	$302
Forward purchase and sales contracts	—	3,504	—	3,504
Westrock Public Warrants	28,538	—	—	28,538
Westrock Private Warrants	—	—	20,942	20,942
Total	$28,840	$3,504	$20,942	$53,286

	December 31, 2022
(Thousands)	Level 1	Level 2	Level 3	Total
Assets:
Green coffee associated with forward contracts	$—	$39,928	$—	$39,928
Forward purchase and sales contracts	—	15,053	—	15,053
Total	$—	$54,981	$—	$54,981

Liabilities:
Coffee futures contracts	$3,334	$—	$—	$3,334
Forward purchase and sales contracts	—	4,258	—	4,258
Westrock Public Warrants	27,179	—	—	27,179
Westrock Private Warrants	—	—	28,342	28,342
Total	$30,513	$4,258	$28,342	$63,113

	December 31, 2022
(Thousands)	Level 1	Level 2	Level 3	Total
Assets:
Green coffee associated with forward contracts	$—	$39,928	$—	$39,928
Forward purchase and sales contracts	—	15,053	—	15,053
Total	$—	$54,981	$—	$54,981

Liabilities:
Coffee futures contracts	$3,334	$—	$—	$3,334
Forward purchase and sales contracts	—	4,258	—	4,258
Westrock Public Warrants	27,179	—	—	27,179
Westrock Private Warrants	—	—	28,342	28,342
Total	$30,513	$4,258	$28,342	$63,113

	December 31, 2021
(Thousands)	Level 1	Level 2	Level 3	Total
Assets:
Green coffee associated with forward contracts	$—	$47,845	$—	$47,845
Coffee futures contracts	172	—	—	172
Forward purchase and sales contracts	—	13,593	—	13,593
Total	$172	$61,438	$—	$61,610

Liabilities:
Forward purchase and sales contracts	$—	$14,021	$—	$14,021
Total	$—	$14,021	$—	$14,021

Schedule of change in fair value

(Thousands)	Westrock Private Warrants
Fair value as of December 31, 2022	$28,342
Change in fair value	(7,400)
Fair value as of March 31, 2023	$20,942

Westrock
(Thousands)	Private Warrants
Fair value as of January 1, 2022	$—
Assumption of warrants	11,618
Change in fair value	16,724
Fair value as of December 31, 2022	$28,342

Schedule of unobservable inputs

	March 31, 2023	December 31, 2022
Stock price	$12.24	$13.36
Exercise price	11.50	11.50
Expected term (years)	5.00	5.00
Expected volatility	19.30%	7.74%
Risk-free rate of return	3.64%	3.99%
Dividend yield	0.00%	0.00%